Note 6. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 6. RELATED PARTY TRANSACTIONS

In November 2011, the Company signed a five year lease for its offices with a managing member of the Company. The lease, terminates in October 2016 calls for monthly rental payments of $3,337. Rent expense for the years ended December 31, 2011 and 2010 was $36,966 and $44,253, respectively.

Future minimum annual rentals under the terms of this lease are as follows:

Year	Amount
2012	$ 33,370
2013	40,044
2014	40,044
2015	40,044
2016	33,370
$ 186,872